Additional Information - Condensed Financial Statements (Condensed Balance Sheets) (Parenthetical) (Details) - $ / shares shares in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Condensed Balance Sheet Statements, Captions [Line Items]
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized (in shares)	75,400	75,400
Ordinary Share, shares issued (in shares)	39,229	38,898
Ordinary Share, shares outstanding (in shares)	39,229	38,898
Treasury stock, shares (in shares)	0	5,890
Sohu.com Limited [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized (in shares)	75,400	75,400
Ordinary Share, shares issued (in shares)	39,229	38,898
Ordinary Share, shares outstanding (in shares)	39,229	38,898	38,742	38,653
Treasury stock, shares (in shares)	0	5,890